Equity - Non - controlling interest (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
At the beginning of the year		$ 454,453
Other comprehensive loss
Currency translation		(24,847)	$ (247,712)	$ (25,585)
Remeasurement of defined benefit obligations		(208)	277	18
Other comprehensive income		(25,020)	(248,585)	(25,135)
Changes in non-controlling interest
Changes in non-controlling interests		(20,749)	2,524	(25,645)
Non-controlling interest at the end of the year		434,725	454,453
Non-controlling interests
Disclosure of reserves within equity [line items]
At the beginning of the year		454,453	335,359	354,174
Adjustment on initial application of IAS 29			196,408	0
Adjustment on adoption of IFRS 9 (net of tax)			542	0
Adjusted balance		454,453	532,309	354,174
Shareholder contributions	[1]	27,506	43,703	0
(Loss)/income for the year		(14,919)	(17,724)	3,400
Other comprehensive loss
Currency translation		(11,514)	(87,359)	3,426
Remeasurement of defined benefit obligations		(125)	137	9
Reserve for income tax		13	(25)	(5)
Other comprehensive income		(11,626)	(87,247)	3,430
Changes in non-controlling interest
Changes in the participations -acquisitions	[2],[3]	10	(32,442)	197
Changes in the participations - sales	[4]		29,611	0
Dividends approved		(20,699)	(13,757)	(25,842)
Changes in non-controlling interests		(20,689)	(16,588)	(25,645)
Non-controlling interest at the end of the year		$ 434,725	$ 454,453	$ 335,359

[1]	Corresponds to contributions made by the non-controlling interest in Inframerica Concessionária do Aeroporto de Brasilia S.A.
[2]	On February 19, 2018, CAI purchased an additional 4.568% (850,235 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Pisa, for a purchase price of €15.80 per share, paying a total amount of € 13,434 (approximately USD 16,513). As a result of the acquisition, CAI holds approximately 55.698% of Toscana Aeroporti’s share capital.
[3]	On June 25, 2018, CAI purchased an additional 6.58% (1,225,275 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Cassa di Risparmio di Firenze, for a purchase price of €16.50 per share, paying a total amount of € 20,200 (approximately USD 24,218). The contract also provides an earn out for a maximum amount of € 3.4 million which, as of December 31, 2019, € 53 were recognized by CAI. As a result of the acquisition, CAI holds approximately 62.28% of Toscana Aeroporti’s share capital.
[4]	On July 25, 2018, CAAP entered into a share purchase agreement whereby CAAP sold 25% of its wholly owned subsidiary Corporación America Italia S.p.A. (“CAI”) to Investment Corporation of Dubai (“ICD”), the principal investment arm of the Government of Dubai. On September 12, 2018, the aforementioned transaction was completed, DICASA sold 25% of the share capital of CAI to ICD, for a seller price of € 1,504.3 per share, receiving a total amount of € 48,890 (approximately USD 56,638). As a result of the sale, DICASA holds 75% of CAI’s share capital.